Share Based Compensation (Details) - USD ($)									12 Months Ended
	Jan. 01, 2024	Oct. 01, 2023	Mar. 31, 2023	Jan. 23, 2023	Jan. 01, 2023	Jul. 14, 2022	Jun. 08, 2022	Mar. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Line Items]
Outstanding percentage									2.00%
Options granted								153,146
Exercise price per share (in Dollars per share)			$ 2.68					$ 13.4
Vested shares	74,906					1,493	1,866
Expire date	Dec. 31, 2034	Sep. 30, 2033				Jul. 13, 2033	Jun. 07, 2033
Cancelled existing vested and unvested shares			177,667
Deferred cash bonus payable (in Dollars)			$ 3,100,000
Share options			403,820
Vesting period			6 months
Incremental modification cost (in Dollars)			$ 700,000
Minimum [Member]
Share Based Compensation [Line Items]
Vesting period									9 months 15 days
Reverse stock split				1
Maximum [Member]
Share Based Compensation [Line Items]
Vesting period									21 months 15 days
Reverse stock split				10
Employees [Member]
Share Based Compensation [Line Items]
Vested shares					74,881
Expire date					Dec. 31, 2033
Share-based compensation charges (in Dollars)										$ 697,446	$ 1,123,122
Non-employees [Member]
Share Based Compensation [Line Items]
Share-based compensation charges (in Dollars)										$ 391,479	$ 523,877
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Exercise price per share (in Dollars per share)										$ 7.53
Vested shares			70,430
Cancelled existing vested and unvested shares			70,428
Deferred cash bonus payable (in Dollars)			$ 1,600,000
2017 Share Option Plan [Member]
Share Based Compensation [Line Items]
Weighted-average grant date fair value of share option grants (in Dollars per share)										$ 2.68	$ 10.02
Contractual term										12 years 9 months 18 days
2017 Share Option Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares issued									550,000